UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	Rajib Chanda
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center, 700 12th Street, N.W., Suite 900
Milwaukee, Wisconsin 53202	Washington, D.C. 20005

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30

Date of reporting period: 6/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.7%

BRAZIL - 10.9%
Anhanguera Educacional Participacoes S.A.	872,500	$5,107
Arteris S.A.	320,000	2,857
Banco do Brasil S.A.(1)(2)	107,980	1,070
Banco do Brasil S.A.	411,100	4,073
BM&FBovespa S.A.	993,976	5,457
BR Properties S.A.	500,720	4,252
Cosan S.A. Industria e Comercio	186,700	3,598
Hypermarcas S.A.	1,332,738	8,649
Magazine Luiza S.A.	724,900	1,761
Magnesita Refratarios S.A.	839,400	2,460
PDG Realty S.A. Empreendimentos e Participacoes	2,230,051	2,079
Petroleo Brasileiro S.A.	1,656,889	11,012
Vale S.A.	896,013	11,685

		64,060

CHILE - 1.4%
SACI Falabella	437,208	4,733
Sonda S.A.	1,222,700	3,562

		8,295

CHINA - 12.2%
Ajisen China Holdings Ltd.	6,526,913	5,100
Chaoda Modern Agriculture Holdings Ltd.(2)(3)(4)	12,474,536	51
China High Precision Automation Group Ltd.(2)(4)	9,066,000	145
China Life Insurance Co., Ltd., Class H	3,001,800	7,106
China Resources Power Holdings Co., Ltd.	2,314,000	5,525
China Shenhua Energy Co., Ltd., Class H	1,061,000	2,695
China Unicom Hong Kong Ltd.	3,599,500	4,789
CNOOC Ltd.	5,884,000	9,984
Digital China Holdings Ltd.	3,907,460	4,670
GOME Electrical Appliances Holding Ltd.(3)	36,825,881	3,324
Huabao International Holdings Ltd.	11,574,322	5,118
Mindray Medical International Ltd. (DR)	153,544	5,750
Noah Holdings Ltd. (DR)	379,169	3,363
Sinopharm Group Co., Ltd., Class H	1,976,500	4,964
Springland International Holdings Ltd.	5,416,590	2,682
Zhuzhou CSR Times Electric Co., Ltd., Class H	2,387,515	6,015

		71,281

COLOMBIA - 1.0%
Grupo de Inversiones Suramericana S.A.	304,638	5,929

EGYPT - 0.3%
Egyptian Financial Group-Hermes Holding(3)(4)	1,578,964	1,667

HONG KONG - 1.4%
AIA Group Ltd.	1,317,665	5,581
Chow Tai Fook Jewellery Group Ltd.	2,419,600	2,527

		8,108

INDIA - 6.8%
Aurobindo Pharma Ltd.	968,680	$2,954
Hindalco Industries Ltd.	2,353,521	3,927
ICICI Bank Ltd.	236,678	4,251
India Cements Ltd.	1,993,053	1,912
Mahindra & Mahindra Ltd.	267,369	4,360
Oil India Ltd.(1)(2)	307,655	2,957
Oil India Ltd.	40,273	387
Petronet LNG Ltd.	1,633,703	3,436
Power Finance Corp. Ltd.	1,154,436	2,798
Reliance Infrastructure Ltd.	519,077	3,062
Shriram Transport Finance Co., Ltd.	312,885	3,754
Tech Mahindra Ltd.	283,475	5,030
Welspun Corp. Ltd.	1,195,160	883

		39,711

INDONESIA - 5.0%
Astra International Tbk PT	12,754,870	8,996
Bank Negara Indonesia Persero Tbk PT	19,367,018	8,391
Gudang Garam Tbk PT	351,973	1,794
Indofood CBP Sukses Makmur Tbk PT	6,695,000	8,230
Media Nusantara Citra Tbk PT	5,598,000	1,762

		29,173

ITALY - 1.0%
Tenaris S.A. (DR)	141,787	5,710

KAZAKHSTAN - 0.7%
KazMunaiGas Exploration Production JSC (DR)	265,924	4,015

KOREA - 13.4%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	272,124	6,016
E-Mart Co., Ltd.	24,252	4,268
KB Financial Group, Inc.	256,092	7,669
Kia Motors Corp.	204,135	11,100
Lock & Lock Co., Ltd.	132,734	2,313
Samsung Electronics Co., Ltd.	32,400	38,073
Shinhan Financial Group Co., Ltd.	281,180	9,257

		78,696

MALAYSIA - 0.5%
AirAsia BHD	2,906,900	2,935

MEXICO - 5.6%
America Movil S.A.B. de C.V., Series L	10,499,683	11,426
Credito Real S.A.B. de C.V.(3)	2,677,797	4,443
Grupo Financiero Banorte S.A.B. de C.V.	523,507	3,127
Grupo Financiero Inbursa S.A.B. de C.V.	912,700	2,007
Grupo Televisa S.A.B., Series CPO	1,105,371	5,503
Infraestructura Energetica Nova S.A.B. de C.V.(3)	1,023,982	3,706
OHL Mexico S.A.B. de C.V.(3)	1,201,400	2,856

		33,068

PERU - 0.7%
Cementos Pacasmayo SAA	26,169	65
Cementos Pacasmayo SAA (DR)	307,764	3,918

		3,983

PHILIPPINES - 0.6%
Philippine Long Distance Telephone Co.	49,520	$3,370

POLAND - 0.6%
Alior Bank S.A.(3)	129,866	3,498

RUSSIA - 6.8%
Globaltrans Investment plc (DR)	352,386	4,842
LSR Group (DR)	1,003,571	4,195
Lukoil OAO (DR)	230,535	13,233
Mobile Telesystems OJSC(4)	786,967	6,205
Polymetal International plc	345,759	2,384
Sberbank of Russia(4)	3,184,798	9,063

		39,922

SOUTH AFRICA - 4.5%
African Bank Investments Ltd.	1,591,059	2,627
FirstRand Ltd.	1,452,063	4,250
Harmony Gold Mining Co., Ltd.	723,729	2,617
Impala Platinum Holdings Ltd.	394,788	3,714
Naspers Ltd., Class N	126,059	9,309
Truworths International Ltd.	402,851	3,544

		26,061

SWEDEN - 0.3%
Alliance Oil Co., Ltd. (DR)(3)	369,541	2,026

SWITZERLAND - 0.8%
Dufry AG(3)	37,413	4,539

TAIWAN - 12.0%
Chinatrust Financial Holding Co., Ltd.	12,057,834	7,463
E Ink Holdings, Inc.	4,348,000	2,517
Far Eastern New Century Corp.	4,938,339	5,339
Hon Hai Precision Industry Co., Ltd.	5,102,213	12,598
HTC Corp.	534,251	4,260
MediaTek, Inc.	763,794	8,881
Taiwan Fertilizer Co., Ltd.	2,268,000	5,479
Taiwan Semiconductor Manufacturing Co., Ltd.	6,329,647	23,442

		69,979

THAILAND - 3.2%
Advanced Info Service PCL (DR)	594,400	5,404
Bangkok Bank PCL (DR)	1,453,400	9,560
PTT Exploration & Production PCL(4)	128,900	659
PTT Exploration & Production PCL (DR)	637,116	3,256

		18,879

TURKEY - 2.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,166,307	4,465
Tekfen Holding AS	833,485	2,852
Turkiye Halk Bankasi AS	468,691	3,973
Turkiye Sinai Kalkinma Bankasi AS	3,611,621	3,577

		14,867

UNITED ARAB EMIRATES - 0.6%
Air Arabia PJSC (4)	12,045,450	$3,474

UNITED KINGDOM - 1.3%
Al Noor Hospitals Group plc(3)	475,189	4,579
Antofagasta plc	252,361	3,051

		7,630

UNITED STATES - 0.6%
CTC Media, Inc.	320,302	3,562

Total common stocks (Cost $619,719)		554,438

PREFERRED STOCKS - 2.0%

BRAZIL - 1.7%
Cia Energetica de Minas Gerais(5)	548,631	4,873
Randon Participacoes S.A.(5)	977,224	5,242

		10,115

COLOMBIA - 0.3%
Grupo de Inversiones Suramericana S.A.(5)	77,235	1,525

Total preferred stocks (Cost $12,330)		11,640

	Par Amount
CONVERTIBLE DEBENTURES - 0.0%†

BRAZIL - 0.0%†
PDG Realty S.A. Empreendimentos e Participacoes (0.0%, 9/19/16)(2)(3)(4)	$3,720	50

Total convertible debentures (Cost $127)		50

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.4%
Repurchase agreement with Fixed Income Clearing Corp., 0.01%, dated 6/28/13, due 7/1/13, maturity value $14,316 (Cost $14,316)(6)	14,316	14,316

Total investments - 99.1% (Cost $646,492)		580,444

Other assets less liabilities - 0.9%		5,094

Total net assets - 100.0%(7)		$585,538

†	Amount rounds to less than 0.1%.
(1)	Security was acquired in a private placement. The shares are freely tradable outside the United States where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Banco do Brasil S.A.	7/1/2010	$1,477	$1,070	0.2%
Oil India Ltd.	2/1/2013	3,018	2,957	0.5

(2)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Partners Funds, Inc. (“Artisan Funds”). In total, the value of securities determined to be illiquid was $4,273, or 0.7% of total net assets.

(3)	Non-income producing security.
(4)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $21,314 or 3.6% of total net assets.
(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	0.375%	11/15/2015	$14,605

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$80,038	13.7%
Consumer Staples	22,992	3.9
Energy	62,968	10.9
Financials	138,391	23.5
Healthcare	18,247	3.1
Industrials	42,428	7.2
Information Technology	103,178	17.6
Materials	49,526	8.6
Telecommunication Services	31,194	5.4
Utilities	17,166	2.8
Short-term investments	14,316	2.4

Total investments	$580,444	99.1%

CURRENCY EXPOSURE - JUNE 30, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$74,225	12.8%
British pound	10,014	1.7
Chilean peso	8,295	1.4
Colombian peso	7,454	1.3
Egyptian pound	1,667	0.3
Hong Kong dollar	70,276	12.1
Indian rupee	39,711	6.8
Indonesian rupiah	29,173	5.0
Korean won	78,696	13.6
Malaysian ringgit	2,935	0.5
Mexican peso	33,068	5.7
Peruvian nuevo sol	65	— (1)
Philippine peso	3,370	0.6
Polish zloty	3,498	0.6
South African rand	26,061	4.5
Swedish krona	2,026	0.3
Swiss franc	4,539	0.8
Taiwan dollar	69,979	12.1
Thai baht	18,879	3.2
Turkish lira	14,867	2.6
U.S. dollar	78,172	13.5
UAE dirham	3,474	0.6

Total investments	$580,444	100.0%

(1)	Represents less than 0.1% of total investments.

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - June 30, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.8%

AUSTRALIA - 1.1%
Tox Free Solutions Ltd.	432,497	$1,365

BELGIUM - 1.3%
Anheuser-Busch InBev N.V.	18,126	1,614

BRAZIL - 0.8%
International Meal Co. Holdings S.A.(1)	101,300	984

CAMBODIA - 2.3%
NagaCorp Ltd.	3,538,000	2,764

CHINA - 3.8%
21Vianet Group, Inc. (DR)(1)	406,715	4,608

FRANCE - 2.1%
Eurofins Scientific(1)	7,176	1,516
Naturex	15,233	1,117

		2,633

GERMANY - 5.4%
Draegerwerk AG & Co. KGaA	20,314	2,361
HeidelbergCement AG	9,834	661
Linde AG	10,187	1,901
Wirecard AG	61,663	1,678

		6,601

HONG KONG - 9.2%
AIA Group Ltd.	645,395	2,733
Beijing Enterprises Water Group Ltd.	3,448,000	1,236
China Everbright International Ltd.	1,444,000	1,119
China Oil & Gas Group Ltd.	12,540,000	2,538
Labixiaoxin Snacks Group Ltd.	3,570,557	1,768
SPT Energy Group, Inc.	3,118,000	1,910

		11,304

INDONESIA - 5.1%
Bank Rakyat Indonesia Persero Tbk PT	1,553,000	1,213
Global Mediacom Tbk PT	12,997,000	2,815
Mayora Indah Tbk PT	414,500	1,259
MNC Sky Vision Tbk PT(1)	4,230,854	1,002

		6,289

IRELAND - 2.7%
CRH plc	20,914	423
Glanbia plc	218,286	2,941

		3,364

JAPAN - 2.6%
Bit-isle, Inc.	181,500	1,819
Sugi Holdings Co., Ltd.	36,700	1,395

		3,214

KOREA - 0.5%
Hyundai Development Co-Engineering & Construction	28,600	$626

MALAYSIA - 1.0%
Oldtown Bhd	1,432,500	1,247

NETHERLANDS - 1.3%
Unilever N.V. (DR)	40,064	1,578

NIGERIA - 2.5%
Dangote Cement plc	2,590,348	2,901
Nestle Nigeria plc	34,220	204

		3,105

PHILIPPINES - 5.4%
ABS-CBN Holdings Corp. (DR)	1,567,824	1,510
LT Group, Inc.	9,769,000	5,111

		6,621

RUSSIA - 0.4%
MD Medical Group Investments plc (DR)	32,762	475

SINGAPORE - 1.8%
Asian Pay Television Trust(1)	2,327,000	1,561
Dukang Distillers Holdings Ltd.(1)	1,777,261	666

		2,227

SWITZERLAND - 6.7%
AFG Arbonia-Forster Holding AG(1)	36,417	1,002
Nestle S.A.	38,222	2,507
Tecan Group AG	18,617	1,721
UBS AG	176,415	3,003

		8,233

THAILAND - 0.9%
Big C Supercenter PCL (DR)	83,700	503
Big C Supercenter PCL	64,900	390
Siam Global House PCL	329,800	248

		1,141

UNITED KINGDOM - 2.8%
SABMiller plc	47,624	2,284
Synergy Health plc	69,499	1,192

		3,476

UNITED STATES - 39.1%
American Express Co.	47,655	3,563
Ariad Pharmaceuticals, Inc.(1)	221,766	3,879
B/E Aerospace, Inc.(1)	40,688	2,567
Chipotle Mexican Grill, Inc.(1)	5,117	1,864
Comcast Corp., Class A	47,481	1,989
Dollar Tree, Inc.(1)	33,513	1,704
eBay, Inc.(1)	18,333	948
Gilead Sciences, Inc.(1)	66,714	3,416
GNC Holdings, Inc., Class A	117,361	5,189
Google, Inc., Class A(1)	3,366	2,963
Interpublic Group of Cos., Inc.	140,011	2,037

Liberty Global plc, Class A(1)	18,022	$1,335
Marsh & McLennan Cos., Inc.	63,336	2,528
Mastercard, Inc., Class A	4,698	2,699
Michael Kors Holdings Ltd.(1)	27,293	1,693
Molson Coors Brewing Co., Class B(2)	47,960	2,295
Monster Beverage Corp.(1)	23,021	1,399
Noodles & Co(1)	583	21
PetSmart, Inc.	26,691	1,788
Visa, Inc., Class A	3,202	585
Walt Disney Co.	20,131	1,271
Yum! Brands, Inc.	33,454	2,320

		48,053

Total common stocks (Cost $117,895)		121,522

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/28/13, due 7/1/13, maturity value $2,928 (Cost $2,928)(3)	$2,928	$2,928

Total investments - 101.2% (Cost $120,823)		124,450

Other assets less liabilities - (1.2)%		(1,508)

Total net assets - 100.0%(4)		$122,942

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$2,991

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$32,095	26.1%
Consumer Staples	28,278	23.0
Energy	1,910	1.6
Financials	13,040	10.7
Healthcare	14,560	11.8
Industrials	6,679	5.4
Information Technology	15,300	12.4
Materials	5,886	4.7
Utilities	3,774	3.1
Short-term investments	2,928	2.4

Total investments	$124,450	101.2%

CURRENCY EXPOSURE - JUNE 30, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$1,365	1.1%
Brazilian real	984	0.8
British pound	3,476	2.8
Euro	15,790	12.7
Hong Kong dollar	14,068	11.3
Indonesian rupiah	6,289	5.1
Japanese yen	3,214	2.6
Korean won	626	0.5
Malaysian ringgit	1,247	1.0
Nigerian naira	3,105	2.5
Philippine peso	6,621	5.3
Singapore dollar	2,227	1.8
Swiss franc	8,233	6.6
Thai baht	1,141	0.9
U.S. dollar	56,064	45.0

Total investments	$124,450	100.0%

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - June 30, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.8%

AUSTRALIA - 1.0%
James Hardie Industries plc (DR)	720,976	$6,191

BRAZIL - 3.7%
Abril Educacao S.A.	233,800	4,085
Anhanguera Educacional Participacoes S.A.	1,215,788	7,116
BR Malls Participacoes S.A.	567,900	5,078
Raia Drogasil S.A.	737,600	7,147

		23,426

CANADA - 2.2%
Tourmaline Oil Corp.(1)	343,328	13,753

CHINA - 2.1%
Great Wall Motor Co., Ltd., Class H	1,666,000	7,153
Tsingtao Brewery Co., Ltd., Class H	830,414	5,953

		13,106

FRANCE - 6.2%
Eurofins Scientific(1)	36,500	7,711
Ingenico	96,434	6,427
Sanofi	246,780	25,575

		39,713

GERMANY - 3.2%
Adidas AG	72,600	7,857
SAP AG (DR)	176,266	12,837

		20,694

HONG KONG - 1.3%
Hong Kong Exchanges and Clearing Ltd.	529,677	7,997

INDIA - 1.2%
HDFC Bank Ltd. (DR)	208,961	7,573

JAPAN - 4.7%
FANUC Corp.	88,879	12,887
Rakuten, Inc.	698,100	8,256
Yahoo Japan Corp.	17,800	8,776

		29,919

MEXICO - 1.2%
TF Administradora Industrial S de RL de C.V.	3,728,520	7,772

NEW ZEALAND - 0.3%
Xero Ltd.(1)	156,800	1,962

PORTUGAL - 1.5%
Jeronimo Martins SGPS S.A.	464,900	9,797

SWEDEN - 5.5%
Hexagon AB, Class B	1,067,682	28,547
Volvo AB, Class B	474,000	6,347

		34,894

TAIWAN - 1.5%
MediaTek, Inc.	850,600	$9,891

UNITED KINGDOM - 7.5%
ARM Holdings plc	1,044,336	12,628
Direct Line Insurance Group plc	889,000	3,150
Intertek Group plc	157,778	7,014
Rotork plc	366,223	14,872
Standard Chartered plc	459,431	9,972

		47,636

UNITED STATES - 51.7%
Amazon.com, Inc.(1)	48,500	13,468
Anadarko Petroleum Corp.	149,000	12,804
Applied Materials, Inc.	1,022,000	15,238
Biogen Idec, Inc.(1)	75,392	16,224
Cerner Corp.(1)	132,277	12,711
Citigroup, Inc.	510,100	24,470
Discover Financial Services	564,285	26,883
eBay, Inc.(1)	658,893	34,078
Facebook, Inc., Class A(1)	140,013	3,481
Gilead Sciences, Inc.(1)	397,100	20,335
Google, Inc., Class A(1)	44,612	39,275
IHS, Inc., Class A(1)	250,357	26,132
Monsanto Co.	186,966	18,472
Ralph Lauren Corp.	67,534	11,733
Regeneron Pharmaceuticals, Inc.(1)	150,961	33,948
Salesforce.com, Inc.(1)	222,028	8,477
Starbucks Corp.	172,390	11,290

		329,019

Total common stocks (Cost $532,947)		603,343

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/28/13, due 7/1/13, maturity value $32,805 (Cost $32,805)(2)	$32,805	$32,805

Total investments - 99.9% (Cost $565,752)		636,148

Other assets less liabilities - 0.1%		399

Total net assets - 100.0%(3)		$636,547

(1)	Non-income producing security.
(2)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Bond	4.500%	8/15/2039	$33,463

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$70,958	11.1%
Consumer Staples	22,897	3.6
Energy	26,557	4.2
Financials	92,895	14.6
Healthcare	116,504	18.3
Industrials	67,252	10.5
Information Technology	181,617	28.6
Materials	24,663	3.9
Short-term investments	32,805	5.1

Total investments	$636,148	99.9%

CURRENCY EXPOSURE - JUNE 30, 2013

(Unaudited)

Dollar values in thousands

	Value		Percentage of Total Investments
Australian dollar	$6,191		1.0%
Brazilian real	23,426		3.7
British pound	47,636		7.5
Canadian dollar	13,753		2.2
Euro	57,367		9.0
Hong Kong dollar	21,103		3.3
Japanese yen	29,919	*	4.7
Mexican peso	7,772		1.2
New Zealand dollar	1,962		0.3
Swedish krona	34,894		5.5
Taiwan dollar	9,891		1.5
U.S. dollar	382,234		60.1

Total investments	$636,148		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
		Deliver		Receive
State Street Bank and Trust Company	8/15/2013	JPY	574,004	USD	6,145	$357
State Street Bank and Trust Company	8/15/2013	JPY	169,100	USD	1,675	(31)
State Street Bank and Trust Company	8/15/2013	JPY	139,273	USD	1,410	5
State Street Bank and Trust Company	8/15/2013	JPY	137,176	USD	1,444	61
State Street Bank and Trust Company	8/15/2013	JPY	125,465	USD	1,266	— (1)
State Street Bank and Trust Company	8/15/2013	JPY	86,092	USD	913	45
State Street Bank and Trust Company	8/15/2013	JPY	82,392	USD	857	26
State Street Bank and Trust Company	8/15/2013	JPY	79,302	USD	796	(3)

						$460

(1)	Amount rounds to less than $1.

JPY  - Japanese yen

USD - U.S. dollar

ARTISAN GLOBAL SMALL CAP FUND

Schedule of Investments - June 30, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 82.8%

AUSTRALIA - 2.7%
Tox Free Solutions Ltd.	77,071	$243

CAMBODIA - 3.2%
NagaCorp Ltd.	362,000	283

CANADA - 3.3%
Westport Innovations, Inc.(1)	8,867	297

FINLAND - 2.8%
Huhtamaki Oyj	13,573	252

FRANCE - 2.7%
Naturex	3,367	247

GERMANY - 2.2%
Draegerwerk AG & Co. KGaA	1,694	197

HONG KONG - 8.7%
China Oil & Gas Group Ltd.	1,320,000	267
Labixiaoxin Snacks Group Ltd.	486,000	241
SPT Energy Group, Inc.	452,000	277

		785

INDIA - 2.3%
Kaveri Seed Co Ltd P-Cert Co., Ltd., Equity-Linked Security(1)(2)(3)	7,834	209

INDONESIA - 3.1%
Global Mediacom Tbk PT	1,304,000	282

JAPAN - 5.7%
Don Quijote Co., Ltd.	5,500	268
Sugi Holdings Co., Ltd.	6,500	247

		515

MALAYSIA - 3.0%
Oldtown Bhd	304,200	265

NETHERLANDS - 2.7%
Brunel International N.V.	5,769	243

SINGAPORE - 5.7%
Overseas Education Ltd.	461,000	253
Sarin Technologies Ltd.	211,000	258

		511

THAILAND - 0.2%
Big C Supercenter PCL (DR)	2,700	16

UNITED KINGDOM - 11.0%
AZ Electronic Materials S.A.	52,414	$245
N Brown Group plc	36,605	246
Synergy Health plc	14,256	244
Victrex plc	10,671	251

		986

UNITED STATES - 23.5%
Ariad Pharmaceuticals, Inc.(1)	15,087	264
First Republic Bank	6,399	246
Gilead Sciences, Inc.(1)	2,475	127
Interpublic Group of Cos., Inc.	16,734	243
Noodles & Co(1)	24	1
PerkinElmer, Inc.	7,555	246
PetSmart, Inc.	3,558	238
Vitamin Shoppe, Inc.(1)	5,439	244
Wesco Aircraft Holdings, Inc.(1)	13,511	251
WhiteWave Foods Co., Class A(1)	15,378	250

		2,110

Total common stocks and equity-linked securities (Cost $7,358)		7,441

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 49.0%
Repurchase agreement with State Street Corp., 0.01%, dated 6/28/13, due 7/1/13, maturity value $4,398 (Cost $4,398)(4)	$4,398	$4,398

Total investments - 131.8% (Cost $11,756)		11,839

Other assets less liabilities - (31.8)%		(2,856)

Total net assets - 100.0%(5)		$8,983

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $209 or 2.3% of total net assets.
(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	0.625%	5/31/2017	$4,487

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$2,058	23.0%
Consumer Staples	1,475	16.4
Energy	277	3.1
Financials	246	2.8
Healthcare	1,078	11.9
Industrials	1,292	14.4
Materials	748	8.3
Utilities	267	2.9
Short-term investments	4,398	49.0

Total investments	$11,839	131.8%

CURRENCY EXPOSURE - JUNE 30, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$243	2.1%
British pound	986	8.3
Euro	939	7.9
Hong Kong dollar	1,068	9.0
Indonesian rupiah	282	2.4
Japanese yen	515	4.4
Malaysian ringgit	265	2.2
Singapore dollar	511	4.3
Thai baht	16	0.1
U.S. dollar	7,014	59.3

Total investments	$11,839	100.0%

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - June 30, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 88.9%

BELGIUM - 1.8%
Groupe Bruxelles Lambert S.A.	183,261	$13,790

CANADA - 1.9%
Imperial Oil Ltd.	399,589	15,255

FRANCE - 1.1%
Total S.A.	119,281	5,823
Vivendi S.A.	141,180	2,674

		8,497

GERMANY - 0.8%
HeidelbergCement AG	93,453	6,285

JAPAN - 2.5%
Kao Corp.	463,700	15,779
Sankyo Co., Ltd.	73,560	3,475

		19,254

KOREA - 1.7%
Kia Motors Corp.	239,212	13,007

NETHERLANDS - 2.5%
DE Master Blenders 1753 N.V.(1)	315,499	5,051
ING Groep N.V. (DR)(1)	1,370,844	12,490
TNT Express N.V.	216,735	1,626

		19,167

NORWAY - 1.3%
Orkla ASA	1,225,110	10,036

SWITZERLAND - 4.7%
Adecco S.A.	255,825	14,585
Novartis AG	305,995	21,738
Pargesa Holding S.A.	7,583	506

		36,829

UNITED KINGDOM - 15.4%
AMEC plc	168,125	2,570
AstraZeneca plc	231,355	10,961
Compass Group plc	2,090,803	26,712
Diageo plc	436,567	12,483
Direct Line Insurance Group plc	1,317,564	4,669
Lloyds Banking Group plc(1)	16,034,568	15,404
TESCO plc	3,363,128	16,952
Unilever plc (DR)	488,066	19,742
Vodafone Group plc	3,963,183	11,323

		120,816

UNITED STATES - 55.2%
3M Co.	209,659	22,926
Accenture plc, Class A	114,696	8,254
American Express Co.	276,060	20,638

Aon plc	445,877	$28,692
Arch Capital Group Ltd.(1)(2)	493,797	25,386
Bank of New York Mellon Corp.	920,868	25,830
Chubb Corp.	178,464	15,107
Cisco Systems, Inc.	633,554	15,402
Flextronics International Ltd.(1)	777,591	6,019
Google, Inc., Class A(1)	31,273	27,532
Hasbro, Inc.	317,118	14,216
Johnson & Johnson	296,576	25,464
Marsh & McLennan Cos., Inc.	579,249	23,124
Mastercard, Inc., Class A	43,216	24,828
Medtronic, Inc.	424,428	21,845
Microsoft Corp.	773,876	26,722
Oracle Corp.	872,303	26,797
Parker Hannifin Corp.	105,820	10,095
Progressive Corp.	561,050	14,262
Target Corp.	245,323	16,893
TE Connectivity Ltd.	705,263	32,118

		432,150

Total common stocks (Cost $621,075)		695,086
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 12.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/28/13, due 7/1/13, maturity value $95,533 (Cost $95,533)(3)	$95,533	$95,533

Total investments - 101.1% (Cost $716,608)		790,619

Other assets less liabilities - (1.1)%		(8,373)

Total net assets - 100.0%(4)		$782,246

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). See Note (I) in Notes to Form N-Q.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$97,447

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$74,303	9.6%
Consumer Staples	80,043	10.3
Energy	23,648	3.0
Financials	199,898	25.6
Healthcare	80,008	10.3
Industrials	49,232	6.2
Information Technology	167,672	21.4
Materials	6,285	0.8
Telecommunication Services	13,997	1.7
Short-term investments	95,533	12.2

Total investments	$790,619	101.1%

CURRENCY EXPOSURE - JUNE 30, 2013

(Unaudited)

Dollar values in thousands

	Value		Percentage of Total Investments
British pound	$101,074		12.8%
Canadian dollar	15,255		1.9
Euro	47,739		6.0
Japanese yen	19,254	*	2.4
Korean won	13,007		1.7
Norwegian krone	10,036		1.3
Swiss franc	36,829		4.7
U.S. dollar	547,425		69.2

Total investments	$790,619		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

	Contract Settlement	Contract Amount				Unrealized Appreciation/
Counterparty	Date	Deliver		Receive		(Depreciation)
State Street Bank and Trust Company	8/15/2013	JPY	1,105,416	USD	11,835	$687
State Street Bank and Trust Company	8/15/2013	JPY	194,714	USD	1,981	17
State Street Bank and Trust Company	8/15/2013	JPY	114,734	USD	1,195	38
State Street Bank and Trust Company	8/15/2013	JPY	97,345	USD	998	16
State Street Bank and Trust Company	8/15/2013	JPY	96,984	USD	1,056	78
State Street Bank and Trust Company	8/15/2013	USD	996	JPY	95,765	(30)
State Street Bank and Trust Company	8/15/2013	JPY	88,351	USD	872	(19)
State Street Bank and Trust Company	8/15/2013	USD	748	JPY	73,785	(4)
State Street Bank and Trust Company	8/15/2013	JPY	68,070	USD	695	9
State Street Bank and Trust Company	8/15/2013	USD	638	JPY	62,891	(4)

						$788

JPY - Japanese yen

USD - U.S. dollar

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.4%

BELGIUM - 4.0%
Anheuser-Busch InBev N.V.	3,827,474	$340,721
Telenet Group Holding N.V.	1,143,548	52,484
UCB S.A.	1,463,423	78,833

		472,038

BRAZIL - 0.3%
BM&FBovespa S.A.	6,816,700	37,423

CANADA - 1.9%
Canadian Pacific Railway Ltd.	1,906,486	231,409

CHINA - 5.3%
Baidu, Inc. (DR)(1)	3,549,979	335,579
China Resources Land Ltd.	46,564,364	126,977
Tencent Holdings Ltd.	4,136,837	162,251

		624,807

DENMARK - 0.2%
Rockwool International AS, Class B	213,181	29,819

FRANCE - 7.2%
LVMH Moet Hennessy Louis Vuitton S.A.	349,960	56,713
Pernod-Ricard S.A.	1,228,276	136,200
Sanofi	503,904	52,223
Schneider Electric S.A.	3,107,017	225,386
Unibail-Rodamco SE	772,031	179,880
Zodiac Aerospace	1,520,779	201,317

		851,719

GERMANY - 18.8%
Allianz SE	1,037,563	151,599
Bayer AG	2,848,580	303,784
Beiersdorf AG	2,180,639	190,175
Brenntag AG	465,920	70,774
Deutsche Post AG	10,513,567	261,315
HeidelbergCement AG	2,537,019	170,630
Kabel Deutschland Holding AG	2,795,978	307,091
Linde AG	2,646,458	493,807
Muenchener Rueckversicherungs AG	1,543,756	284,133

		2,233,308

HONG KONG - 4.8%
AIA Group Ltd.	90,025,996	381,296
Beijing Enterprises Holdings Ltd.	16,064,025	115,778
Hongkong Land Holdings Ltd.	10,537,724	72,394

		569,468

INDIA - 0.3%
Coal India Ltd.	7,240,359	36,820

INDONESIA - 0.6%
Bank Rakyat Indonesia Persero Tbk PT	86,824,762	$67,798

IRELAND - 1.0%
CRH plc	6,082,206	123,108

JAPAN - 13.0%
Credit Saison Co., Ltd.	871,699	21,876
Honda Motor Co., Ltd.	10,562,243	392,437
IHI Corp.	22,620,540	85,757
Japan Tobacco, Inc.	10,518,902	371,736
Mitsubishi Heavy Industries Ltd.	4,504,393	25,024
NGK Insulators Ltd.	13,339,677	165,435
Nissan Motor Co., Ltd.	11,976,118	121,355
Ono Pharmaceutical Co., Ltd.	1,092,188	74,112
ORIX Corp.	1,329,607	18,165
Takeda Pharmaceutical Co., Ltd.	1,360,678	61,462
Toyota Motor Corp.	3,448,851	208,294

		1,545,653

KOREA - 0.6%
Samsung Electronics Co., Ltd.	55,992	65,795

MALAYSIA - 0.1%
Astro Malaysia Holdings Bhd	17,875,700	17,143

NETHERLANDS - 4.6%
Koninklijke Vopak N.V.	1,403,997	82,832
Unilever N.V. (DR)	9,742,155	383,660
Ziggo N.V.	1,913,143	76,575

		543,067

NIGERIA - 0.5%
Nigerian Breweries plc	62,117,182	59,660

SINGAPORE - 0.5%
Global Logistic Properties Ltd.	29,204,335	63,362

SPAIN - 0.5%
Grifols S.A.	1,653,898	60,709
Grifols S.A., Class B(2)	98,480	2,783

		63,492

SWITZERLAND - 11.6%
Actelion Ltd.	326,028	19,640
Credit Suisse Group AG	5,063,552	134,288
Holcim Ltd.	2,135,406	148,871
Nestle S.A.	5,860,476	384,370
Roche Holding AG(2)	1,184,903	294,799
Swiss Re AG	1,734,250	129,075
UBS AG	9,310,283	158,498
Zurich Insurance Group AG	417,395	108,265

		1,377,806

UNITED KINGDOM - 15.2%
British Land Co. plc	9,117,412	$78,557
Diageo plc	2,009,708	57,465
HSBC Holdings plc	23,722,851	246,074
Imperial Tobacco Group plc	6,434,430	223,131
InterContinental Hotels Group plc	1,601,840	44,049
Johnson Matthey plc	3,331,819	133,175
Land Securities Group plc	11,030,957	148,313
Meggitt plc	15,711,967	123,668
Prudential plc	3,928,104	64,225
Rolls-Royce Holdings plc	9,592,264	165,443
SABMiller plc	5,830,322	279,552
Standard Chartered plc	3,853,328	83,633
WPP plc	9,141,627	156,002

		1,803,287

UNITED STATES - 5.4%
Covidien plc	4,634,218	291,214
Liberty Global plc, Class A(1)	1,795,334	132,999
Liberty Global plc, Series C(1)(2)	212,918	14,455
Schlumberger Ltd.	2,868,671	205,569

		644,237

Total common stocks (Cost $9,359,915)		11,461,219

PREFERRED STOCKS - 1.7%

GERMANY - 1.7%
Henkel AG & Co. KGaA(2)	2,173,567	204,411

Total preferred stocks (Cost $156,905)		204,411

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/28/13, due 7/1/13, maturity value $227,947 (Cost $227,947)(3)	$227,947	$227,947

Total investments - 100.0% (Cost $9,744,767)		11,893,577

Other assets less liabilities - 0.0%†		(5,750)

Total net assets - 100.0%(4)		$11,887,827

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Note	0.875%	12/31/2016	$232,506

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,503,022	12.6%
Consumer Staples	2,631,081	22.2
Energy	242,389	2.0
Financials	2,555,831	21.5
Healthcare	1,239,559	10.5
Industrials	1,783,957	14.9
Information Technology	563,625	4.8
Materials	1,069,591	8.9
Telecommunication Services	76,575	0.7
Short-term investments	227,947	1.9

Total investments	$11,893,577	100.0%

CURRENCY EXPOSURE - JUNE 30, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$37,423	0.3%
British pound	1,803,287	15.2
Danish krone	29,819	0.2
Euro	4,491,143	37.8
Hong Kong dollar	786,302	6.6
Indian rupee	36,820	0.3
Indonesian rupiah	67,798	0.6
Japanese yen	1,545,653	13.0
Korean won	65,795	0.6
Malaysian ringgit	17,143	0.1
Nigerian naira	59,660	0.5
Singapore dollar	63,362	0.5
Swiss franc	1,377,806	11.6
U.S. dollar	1,511,566	12.7

Total investments	$11,893,577	100.0%

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.7%

BRAZIL - 4.6%
International Meal Co. Holdings S.A.(1)	1,482,100	$14,400
M Dias Branco S.A.	476,100	18,009
Raia Drogasil S.A.	794,400	7,697

		40,106

CANADA - 2.5%
CAE, Inc.	2,101,738	21,803

CHINA - 5.8%
21Vianet Group, Inc. (DR)(1)	1,284,675	14,555
AMVIG Holdings Ltd.	12,620,000	4,881
Intime Department Store Group Co., Ltd.	8,411,800	8,210
New World Department Store China Ltd.	9,599,000	4,852
SOHO China Ltd.	11,832,500	9,367
Yingde Gases	10,424,000	9,623

		51,488

DENMARK - 1.6%
Rockwool International AS, Class B	22,362	3,128
Royal Unibrew AS	122,335	10,760

		13,888

FRANCE - 7.5%
Eurofins Scientific(1)	186,121	39,319
IPSOS	470,537	17,759
Rubis SCA	142,323	8,755

		65,833

GERMANY - 12.0%
Deutz AG(1)	3,065,597	18,527
Draegerwerk AG & Co. KGaA	112,094	13,027
Sixt AG	136,806	3,062
Wacker Neuson SE	116,931	1,575
Wirecard AG	2,562,113	69,734

		105,925

HONG KONG - 8.8%
Beijing Enterprises Water Group Ltd.	116,168,000	41,638
China Everbright International Ltd.	30,667,000	23,763
Labixiaoxin Snacks Group Ltd.	8,272,000	4,096
SJM Holdings Ltd.	3,212,932	7,738

		77,235

INDONESIA - 6.8%
Ace Hardware Indonesia Tbk PT	200,421,300	14,943
Global Mediacom Tbk PT	57,550,000	12,467
Mayora Indah Tbk PT	2,310,000	7,017
MNC Sky Vision Tbk PT(1)	15,355,804	3,636
Nippon Indosari Corpindo Tbk PT	10,725,000	8,483
Tempo Scan Pacific Tbk PT	30,940,400	12,937

		59,483

IRELAND - 5.3%
Glanbia plc	3,455,298	$46,550

ITALY - 2.4%
Davide Campari-Milano S.p.A.	956,559	6,929
MARR S.p.A.	1,193,333	14,321

		21,250

JAPAN - 4.0%
Bit-isle, Inc.	1,114,200	11,167
Sugi Holdings Co., Ltd.	640,600	24,350

		35,517

KENYA - 1.4%
East African Breweries Ltd.	3,131,100	12,408

KOREA - 3.0%
GS Retail Co., Ltd.	420,360	10,785
Hyundai Development Co-Engineering & Construction	384,250	8,411
S1 Corp.	124,664	6,855

		26,051

MALAYSIA - 0.6%
Oldtown Bhd	5,917,300	5,150

PHILIPPINES - 1.3%
Megaworld Corp.	153,471,000	11,724

SINGAPORE - 6.7%
Petra Foods Ltd.	5,009,000	14,938
SIA Engineering Co., Ltd.	4,009,700	15,944
Super Group Ltd.	7,990,000	28,052

		58,934

SWITZERLAND - 4.1%
Schindler Holding AG(2)	110,400	15,382
Tecan Group AG	219,703	20,306

		35,688

THAILAND - 0.2%
Siam Global House PCL	2,875,548	2,160

UNITED KINGDOM - 19.1%
APR Energy plc	1,644,492	25,137
Babcock International Group plc	2,415,499	40,523
Barratt Developments plc(1)	4,074,891	19,188
Big Yellow Group plc	3,657,459	21,395
Britvic plc	4,003,833	31,240
Catlin Group Ltd.	1,043,064	7,919
Dignity plc	493,772	10,244
UBM plc	1,271,014	12,681

		168,327

Total common stocks (Cost $648,845)		859,520

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/28/13, due 7/1/13, maturity value $43,732 (Cost $43,732)(3)	$43,732	$43,732

Total investments - 102.7% (Cost $692,577)		903,252

Other assets less liabilities - (2.7)%		(23,975)

Total net assets - 100.0%(4)		$879,277

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$44,610

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$128,278	14.4%
Consumer Staples	250,785	28.5
Financials	50,405	5.7
Healthcare	85,589	9.8
Industrials	158,973	18.2
Information Technology	95,456	10.9
Materials	14,504	1.6
Utilities	75,530	8.6
Short-term investments	43,732	5.0

Total investments	$903,252	102.7%

CURRENCY EXPOSURE - JUNE 30, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$40,106	4.5%
British pound	168,327	18.6
Canadian dollar	21,803	2.4
Danish krone	13,888	1.5
Euro	239,558	26.5
Hong Kong dollar	114,168	12.6
Indonesian rupiah	59,483	6.6
Japanese yen	35,517	3.9
Kenyan shilling	12,408	1.4
Korean won	26,051	2.9
Malaysian ringgit	5,150	0.6
Philippine peso	11,724	1.3
Singapore dollar	58,934	6.5
Swiss franc	35,688	4.0
Thai baht	2,160	0.2
U.S. dollar	58,287	6.5

Total investments	$903,252	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 87.2%

BELGIUM - 1.9%
Groupe Bruxelles Lambert S.A.	2,249,442	$169,267

CANADA - 2.0%
Imperial Oil Ltd.	4,641,817	177,207

CHINA - 1.8%
Baidu, Inc. (DR)(1)	1,735,154	164,024

DENMARK - 1.5%
Carlsberg AS, Class B	1,543,811	138,213

FRANCE - 4.5%
Societe Television Francaise 1	5,680,563	67,974
Sodexo	1,329,275	110,736
Sodexo Prime De Fidelite Common Stock(2)(3)	1,284,779	107,029
Total S.A.	1,856,284	90,621
Vivendi S.A.	1,654,892	31,342

		407,702

GERMANY - 3.3%
Deutsche Boerse AG	1,857,940	122,298
HeidelbergCement AG	1,760,807	118,425
Wincor Nixdorf AG	1,155,648	62,667

		303,390

JAPAN - 8.2%
Aderans Co., Ltd.	1,036,900	14,407
Credit Saison Co., Ltd.	5,967,559	149,761
Kao Corp.	8,580,100	291,972
Nifco, Inc.	2,059,000	43,617
Sankyo Co., Ltd.	1,466,920	69,293
Stanley Electric Co., Ltd.(4)	9,124,500	177,743

		746,793

KOREA - 1.7%
Kia Motors Corp.	2,914,441	158,475

NETHERLANDS - 5.9%
DE Master Blenders 1753 N.V.(1)	2,891,512	46,294
ING Groep N.V. (DR)(1)	25,235,263	229,932
Koninklijke Philips Electronics N.V.	6,063,872	165,320
Reed Elsevier N.V.	1,879,677	31,317
TNT Express N.V.	8,929,059	66,969

		539,832

NORWAY - 1.4%
Orkla ASA	15,076,054	123,500

SWITZERLAND - 8.0%
Adecco S.A.	2,553,592	145,584
Novartis AG	4,178,938	296,868

Panalpina Welttransport Holding AG(4)	1,814,547	$195,757
Pargesa Holding S.A.	1,344,272	89,732

		727,941

UNITED KINGDOM - 29.4%
Alent plc(4)	16,985,120	84,734
AMEC plc	1,987,131	30,374
AstraZeneca plc	2,705,012	128,157
Carpetright plc(1)	2,700,501	24,028
Compass Group plc	40,703,023	520,021
Diageo plc	5,241,800	149,883
Direct Line Insurance Group plc	18,542,082	65,710
Lloyds Banking Group plc(1)	234,894,185	225,647
Michael Page International plc	15,401,266	86,905
QinetiQ Group plc(4)	58,526,097	160,583
Reed Elsevier plc	28,121,985	319,508
Savills plc(4)	8,528,236	74,065
TESCO plc	61,170,815	308,327
Unilever plc (DR)	6,262,395	253,314
Vesuvius plc(4)	18,391,847	102,829
Vodafone Group plc	50,323,035	143,778

		2,677,863

UNITED STATES - 17.6%
Accenture plc, Class A	1,854,247	133,432
Aon plc	5,569,131	358,373
Arch Capital Group Ltd.(1)(4)	6,882,915	353,851
Covidien plc	4,499,883	282,773
Flextronics International Ltd.(1)	10,145,295	78,525
TE Connectivity Ltd.	8,781,805	399,923

		1,606,877

Total common stocks (Cost $6,412,151)		7,941,084
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 11.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/28/13, due 7/1/13, maturity value $1,013,444 (Cost $1,013,443)(5)	$1,013,443	$1,013,443

Total investments - 98.3% (Cost $7,425,594)		8,954,527

Other assets less liabilities - 1.7%		152,545

Total net assets - 100.0%(6)		$9,107,072

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $107,029, or 1.2% of total net assets.
(3)	Shares are registered with the issuing company and not tradable until converted back to bearer shares.
(4)	Affiliated company as defined by the 1940 Act. See Note (I) in Notes to Form N-Q.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	0.750%	6/15/2014	$440,864
U.S. Treasury Note	0.750%	6/15/2014	245,843
U.S. Treasury Note	0.750%	6/15/2014	13,713
U.S. Treasury Note	0.875%	12/31/2016	273,140
U.S. Treasury Bond	4.500%	8/15/2039	60,162

			$1,033,722

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2013

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,629,741	18.0%
Consumer Staples	1,325,910	14.6
Energy	298,202	3.3
Financials	1,838,636	20.1
Healthcare	707,798	7.8
Industrials	923,947	10.1
Information Technology	838,571	9.2
Materials	203,159	2.2
Telecommunication Services	175,120	1.9
Short-term investments	1,013,443	11.1

Total investments	$8,954,527	98.3%

CURRENCY EXPOSURE - JUNE 30, 2013

(Unaudited)

Dollar values in thousands

	Value		Percentage of Total Investments
British pound	$2,424,549		27.1%
Canadian dollar	177,207		2.0
Danish krone	138,213		1.5
Euro	1,420,191		15.9
Japanese yen	746,793	*	8.3
Korean won	158,475		1.8
Norwegian krone	123,500		1.4
Swiss franc	727,941		8.1
U.S. dollar	3,037,658		33.9

Total investments	$8,954,527		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

		Contract Amount
Counterparty	Contract Settlement Date	Deliver		Receive		Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust Company	7/5/2013	HKD	623,552	USD	80,342	$(54)*
State Street Bank and Trust Company	8/15/2013	JPY	51,047,417	USD	546,511	31,726
State Street Bank and Trust Company	8/15/2013	JPY	4,179,666	USD	42,385	235
State Street Bank and Trust Company	8/15/2013	JPY	3,207,188	USD	34,463	2,120
State Street Bank and Trust Company	8/15/2013	JPY	2,325,210	USD	22,862	(586)
State Street Bank and Trust Company	8/15/2013	JPY	2,275,392	USD	23,414	468
State Street Bank and Trust Company	8/15/2013	JPY	1,721,204	USD	18,506	1,148
State Street Bank and Trust Company	8/15/2013	USD	36,474	JPY	3,709,939	938
State Street Bank and Trust Company	8/15/2013	USD	47,703	JPY	4,591,293	(1,402)

						$34,593

*	Represents currency hedge against a sales receivable denominated in HKD.

HKD - Hong Kong dollar

JPY   - Japanese yen

USD  - U.S. dollar

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.9%

CONSUMER DISCRETIONARY - 20.1%
Auto Components - 2.7%
BorgWarner, Inc.(1)	2,444,914	$210,629

Automobiles - 0.4%
Tesla Motors, Inc.(1)	262,085	28,156

Distributors - 1.7%
LKQ Corp.(1)	5,220,540	134,429

Hotels, Restaurants & Leisure - 2.4%
Chipotle Mexican Grill, Inc.(1)	321,824	117,257
Starwood Hotels & Resorts Worldwide, Inc.	1,099,499	69,477

		186,734

Internet & Catalog Retail - 1.2%
Ctrip.com International Ltd. (DR)(1)(2)	1,336,200	43,600
TripAdvisor, Inc.(1)	739,500	45,014

		88,614

Specialty Retail - 6.7%
Cabela’s, Inc.(1)	829,300	53,705
L Brands, Inc.	2,435,975	119,972
Tractor Supply Co.	1,282,800	150,870
Urban Outfitters, Inc.(1)	1,600,100	64,356
Williams-Sonoma, Inc.	2,278,100	127,323

		516,226

Textiles, Apparel & Luxury Goods - 5.0%
Fossil Group, Inc.(1)	1,072,735	110,824
Lululemon Athletica, Inc.(1)	862,816	56,532
Ralph Lauren Corp.	783,522	136,129
Under Armour, Inc., Class A(1)	1,421,300	84,866

		388,351

CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Mead Johnson Nutrition Co.	502,400	39,805

ENERGY - 6.2%
Energy Equipment & Services - 3.8%
Core Laboratories N.V.	537,310	81,488
Dresser-Rand Group, Inc.(1)	1,156,427	69,363
Oceaneering International, Inc.	1,958,400	141,396

		292,247

Oil, Gas & Consumable Fuels - 2.4%
Cabot Oil & Gas Corp.	665,990	47,299
Noble Energy, Inc.	2,279,600	136,867

		184,166

FINANCIALS - 5.0%
Capital Markets - 0.5%
LPL Financial Holdings, Inc.	1,096,300	$41,396

Consumer Finance - 3.7%
Discover Financial Services	5,944,610	283,201

Diversified Financial Services - 0.8%
IntercontinentalExchange, Inc.(1)	340,700	60,563

HEALTHCARE - 23.1%
Biotechnology - 10.7%
Alexion Pharmaceuticals, Inc.(1)	1,162,100	107,192
Ariad Pharmaceuticals, Inc.(1)	4,259,540	74,499
Cepheid, Inc.(1)(3)	3,687,400	126,920
Incyte Corp. Ltd.(1)	1,863,882	41,006
Isis Pharmaceuticals, Inc.(1)	4,045,000	108,689
Regeneron Pharmaceuticals, Inc.(1)	1,481,913	333,253
Vertex Pharmaceuticals, Inc.(1)	424,600	33,913

		825,472

Health Care Providers & Services - 3.4%
Cigna Corp.	2,796,100	202,689
DaVita HealthCare Partners, Inc.(1)	496,300	59,953

		262,642

Health Care Technology - 4.6%
athenahealth, Inc.(1)(3)	1,673,615	141,789
Cerner Corp.(1)	2,257,124	216,887

		358,676

Life Sciences Tools & Services - 4.4%
Covance, Inc.(1)	1,296,900	98,746
Illumina, Inc.(1)	1,658,400	124,115
Mettler-Toledo International, Inc.(1)	601,300	120,981

		343,842

INDUSTRIALS - 16.4%
Building Products - 3.5%
Fortune Brands Home & Security, Inc.	3,189,400	123,558
Owens Corning(1)	3,817,100	149,172

		272,730

Commercial Services & Supplies - 0.3%
Waste Connections, Inc.	481,400	19,805

Electrical Equipment - 2.7%
AMETEK, Inc.	2,239,300	94,722
Rockwell Automation, Inc.	1,376,600	114,451

		209,173

Machinery - 2.8%
Chart Industries, Inc.(1)	1,063,800	100,093
Cummins, Inc.	373,100	40,466
Pall Corp.	1,208,700	80,294

		220,853

Professional Services - 6.3%
IHS, Inc., Class A(1)	2,717,517	$283,654
Verisk Analytics, Inc., Class A(1)	3,356,727	200,397

		484,051

Road & Rail - 0.8%
Kansas City Southern	582,700	61,743

INFORMATION TECHNOLOGY - 25.6%
Communications Equipment - 0.6%
Palo Alto Networks, Inc.(1)	1,144,228	48,241

Electronic Equipment, Instruments & Components - 5.4%
FLIR Systems, Inc.(3)	3,441,600	92,820
IPG Photonics Corp.(3)	2,208,000	134,092
Trimble Navigation Ltd.(1)	7,228,430	188,011

		414,923

Internet Software & Services - 3.2%
LinkedIn Corp., Class A(1)	907,300	161,771
MercadoLibre, Inc.	795,563	85,730

		247,501

IT Services - 0.5%
Gartner, Inc.(1)	693,000	39,494

Semiconductors & Semiconductor Equipment - 7.8%
Altera Corp.	1,780,100	58,725
Applied Materials, Inc.	11,185,600	166,777
ARM Holdings plc (DR)(2)	4,366,825	157,992
Broadcom Corp., Class A	1,619,900	54,688
Cree, Inc.(1)	1,550,400	99,009
Freescale Semiconductor Ltd.(1)	5,016,100	67,968

		605,159

Software - 8.1%
ANSYS, Inc.(1)	1,188,918	86,910
CommVault Systems, Inc.(1)	589,900	44,767
Concur Technologies, Inc.(1)	2,232,830	181,708
Red Hat, Inc.(1)	2,230,341	106,655
Salesforce.com, Inc.(1)	3,008,244	114,855
ServiceNow, Inc.(1)	1,452,600	58,671
Workday, Inc., Class A(1)	453,273	29,050

		622,616

Total common stocks (Cost $5,042,186)		7,491,438

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/28/13, due 7/1/13, maturity value $247,704 (Cost $247,704)(4)	$247,704	$247,704

Total investments - 100.1% (Cost $5,289,890)		7,739,142

Other assets less liabilities - (0.1)%		(5,334)

Total net assets - 100.0%(5)		$7,733,808

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ARM Holdings plc (DR)	United Kingdom	U.S. dollar
Ctrip.com International Ltd. (DR)	China	U.S. dollar

(3)	Affiliated company as defined by the 1940 Act. See Note (I) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$252,661

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - June 30, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.7%

CONSUMER DISCRETIONARY - 10.7%
Diversified Consumer Services - 2.1%
H&R Block, Inc.	7,405,461	$205,502

Internet & Catalog Retail - 1.0%
Liberty Interactive Corp., Class A(1)	4,273,952	98,344

Leisure Equipment & Products - 1.6%
Mattel, Inc.	3,474,070	157,410

Media - 1.8%
Omnicom Group, Inc.	2,834,195	178,186

Specialty Retail - 2.3%
Aaron’s, Inc.	1,121,500	31,413
Bed Bath & Beyond, Inc.(1)	2,654,700	188,218

		219,631

Textiles, Apparel & Luxury Goods - 1.9%
Coach, Inc.	3,276,600	187,061

CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 3.6%
Kroger Co.	8,131,728	280,870
Sysco Corp.	2,092,553	71,482

		352,352

ENERGY - 11.1%
Energy Equipment & Services - 4.5%
Ensco plc, Class A	3,170,940	184,295
McDermott International, Inc.(1)(2)	12,349,700	101,020
Patterson-UTI Energy, Inc.(2)	7,940,474	153,688

		439,003

Oil, Gas & Consumable Fuels - 6.6%
Cimarex Energy Co.	3,204,895	208,286
Hess Corp.	2,630,766	174,920
SM Energy Co.	2,215,100	132,862
Southwestern Energy Co.(1)	3,758,268	137,289

		653,357

FINANCIALS - 21.7%
Capital Markets - 1.2%
Northern Trust Corp.	2,008,938	116,318

Commercial Banks - 1.0%
M&T Bank Corp.	850,200	95,010

Diversified Financial Services - 2.4%
NYSE Euronext	5,740,100	237,640

Insurance - 14.8%
Alleghany Corp.(1)	632,251	$242,348
Allied World Assurance Co. Holdings AG	1,231,643	112,708
Allstate Corp.	4,759,473	229,026
Aon plc	2,476,628	159,371
Arch Capital Group Ltd.(1)(2)	3,855,386	198,205
Loews Corp.	3,551,661	157,694
Progressive Corp.	8,025,996	204,021
Torchmark Corp.	2,355,782	153,455

		1,456,828

Real Estate Investment Trusts (REITs) - 2.3%
Annaly Capital Management, Inc.	5,728,094	72,002
Hatteras Financial Corp.(2)	6,403,055	157,771

		229,773

HEALTHCARE - 4.0%
Health Care Equipment & Supplies - 1.1%
Becton Dickinson and Co.	1,149,508	113,606

Health Care Providers & Services - 2.9%
Cigna Corp.	3,875,699	280,949

INDUSTRIALS - 15.1%
Aerospace & Defense - 2.9%
L-3 Communications Holdings, Inc.	1,662,237	142,520
Rockwell Collins, Inc.	2,296,026	145,591

		288,111

Commercial Services & Supplies - 1.1%
Republic Services, Inc.	3,324,441	112,831

Construction & Engineering - 2.5%
Jacobs Engineering Group, Inc.(1)	4,424,596	243,928

Electrical Equipment - 1.8%
Hubbell, Inc., Class B	1,745,880	172,842

Machinery - 0.8%
Joy Global, Inc.	1,558,800	75,649

Professional Services - 4.9%
Dun & Bradstreet Corp.	1,240,021	120,840
Manpower, Inc.	2,630,773	144,166
Towers Watson & Co., Class A	2,645,175	216,746

		481,752

Road & Rail - 1.1%
Ryder System, Inc.(2)	1,721,923	104,676

INFORMATION TECHNOLOGY - 24.3%
Computers & Peripherals - 1.4%
Lexmark International, Inc., Class A(2)	4,376,795	133,799

Electronic Equipment, Instruments & Components - 8.7%
Arrow Electronics, Inc.(1)(2)	5,333,461	$212,538
Avnet, Inc.(1)(2)	7,007,679	235,458
FLIR Systems, Inc.(2)	8,000,222	215,766
Ingram Micro, Inc., Class A(1)(2)	10,332,160	196,208

		859,970

IT Services - 4.2%
Broadridge Financial Solutions, Inc.	4,829,060	128,356
SAIC, Inc.	5,906,534	82,278
Western Union Co.	12,042,250	206,043

		416,677

Semiconductors & Semiconductor Equipment - 6.5%
Analog Devices, Inc.	5,177,973	233,320
Applied Materials, Inc.	751,163	11,200
KLA-Tencor Corp.	3,004,900	167,463
Lam Research Corp.(1)	5,034,532	223,231

		635,214

Software - 3.5%
Autodesk, Inc.(1)	2,391,680	81,174
Open Text Corp.(3)	2,439,498	167,032
Synopsys, Inc.(1)	2,618,855	93,624

		341,830

MATERIALS - 1.3%
Metals & Mining - 1.3%
Kinross Gold Corp.(3)	24,991,900	127,459

UTILITIES - 1.9%
Electric Utilities - 1.6%
Edison International	3,201,800	154,199

Multi-Utilities - 0.3%
SCANA Corp.	597,895	29,356

Total common stocks (Cost $7,056,924)		9,199,263

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/28/13, due 7/1/13, maturity value $633,582 (Cost $633,581)(4)	$633,581	$633,581

Total investments - 100.1% (Cost $7,690,505)		9,832,844

Other assets less liabilities - (0.1)%		(11,385)

Total net assets - 100.0%(5)		$9,821,459

(1)	Non-income producing security.
(2)	Affiliated company as defined by the 1940 Act. See Note (I) in Notes to Form N-Q.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Kinross Gold Corp.	Canada	U.S. dollar
Open Text Corp.	Canada	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	0.625%	5/31/2017	$345,867
U.S. Treasury Note	1.625%	8/15/2022	47,312
U.S. Treasury Note	2.000%	11/15/2021	196,853
U.S. Treasury Note	3.625%	2/15/2021	56,221

			$646,253

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN SMALL CAP FUND

Schedule of Investments - June 30, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.5%

CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.3%
Gentherm, Inc.(1)	181,900	$3,378

Distributors - 2.1%
LKQ Corp.(1)	996,400	25,657

Hotels, Restaurants & Leisure - 3.2%
Dunkin’ Brands Group, Inc.	923,200	39,531
Noodles & Co(1)	6,000	221

		39,752

Internet & Catalog Retail - 1.2%
HomeAway, Inc.(1)	464,700	15,028

Specialty Retail – 5.0%
Five Below, Inc.(1)	165,800	6,095
Francesca’s Holdings Corp.(1)	733,700	20,389
Hibbett Sports, Inc.(1)	164,200	9,113
Monro Muffler Brake, Inc.	283,200	13,608
Restoration Hardware Holdings, Inc.(1)	164,200	12,315

		61,520

Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp.(1)	210,100	10,612
Tumi Holdings, Inc.(1)	397,800	9,547

		20,159

CONSUMER STAPLES - 4.8%
Food & Staples Retailing - 2.5%
Fresh Market, Inc.(1)	459,700	22,856
PriceSmart, Inc.	102,300	8,965

		31,821

Food Products - 2.3%
Annie’s, Inc.(1)	231,100	9,877
TreeHouse Foods, Inc.(1)	280,375	18,376

		28,253

ENERGY - 3.7%
Energy Equipment & Services - 1.9%
Dril-Quip, Inc.(1)	208,400	18,816
Geospace Technologies Corp.(1)	66,900	4,622

		23,438

Oil, Gas & Consumable Fuels - 1.8%
Oasis Petroleum, Inc.(1)	227,300	8,835
Rosetta Resources, Inc.(1)	313,200	13,317

		22,152

FINANCIALS - 1.2%
Capital Markets - 1.2%
Ares Capital Corp.	840,683	14,460

HEALTHCARE - 18.1%
Biotechnology - 8.5%
Ariad Pharmaceuticals, Inc.(1)	1,190,900	$20,829
Cepheid, Inc.(1)(2)	990,100	34,079
Incyte Corp. Ltd.(1)	798,100	17,558
Isis Pharmaceuticals, Inc.(1)	1,216,200	32,680

		105,146

Health Care Equipment & Supplies - 4.0%
DexCom, Inc.(1)	1,121,400	25,175
Endologix, Inc.(1)	362,400	4,813
GenMark Diagnostics, Inc.(1)	767,823	7,939
HeartWare International, Inc.(1)	128,825	12,253

		50,180

Health Care Providers & Services - 1.0%
Acadia Healthcare Co., Inc.(1)	219,700	7,266
Healthways, Inc.(1)	317,800	5,523

		12,789

Health Care Technology - 3.1%
athenahealth, Inc.(1)(2)	297,000	25,162
HMS Holdings Corp.(1)	455,900	10,622
Vocera Communications, Inc.(1)	203,200	2,987

		38,771

Life Sciences Tools & Services - 1.5%
Bruker Corp.(1)	1,116,400	18,030

INDUSTRIALS - 20.2%
Aerospace & Defense - 2.2%
Teledyne Technologies, Inc.(1)	347,300	26,864

Commercial Services & Supplies - 0.7%
Team, Inc.(1)	227,300	8,603

Electrical Equipment - 4.2%
Acuity Brands, Inc.	477,400	36,053
Regal-Beloit Corp.	245,000	15,886

		51,939

Machinery - 7.2%
Chart Industries, Inc.(1)	287,900	27,089
ExOne Co.(1)	141,400	8,727
IDEX Corp.	382,800	20,598
Proto Labs, Inc.(1)	179,300	11,649
Westport Innovations, Inc.(1)(3)	188,200	6,310
Woodward, Inc.	386,400	15,456

		89,829

Professional Services - 1.9%
Advisory Board Co.(1)	439,500	24,019

Trading Companies & Distributors - 4.0%
Beacon Roofing Supply, Inc.(1)	1,294,500	49,036

INFORMATION TECHNOLOGY - 34.1%
Electronic Equipment, Instruments & Components - 6.5%
Cognex Corp.	868,700	$39,283
FEI Co.	245,000	17,882
IPG Photonics Corp.(2)	394,000	23,928

		81,093

Internet Software & Services - 6.8%
CoStar Group, Inc.(1)	186,900	24,123
Demandware, Inc.(1)	464,700	19,708
MercadoLibre, Inc.	128,800	13,879
Pandora Media, Inc.(1)	1,199,700	22,075
Textura Corp.(1)	149,000	3,876

		83,661

Semiconductors & Semiconductor Equipment - 2.1%
Cavium, Inc.(1)	458,400	16,213
Ultratech, Inc.(1)(2)	248,800	9,136

		25,349

Software - 18.7%
CommVault Systems, Inc.(1)	611,200	46,384
Concur Technologies, Inc.(1)	495,000	40,283
Fortinet, Inc.(1)	1,211,100	21,194
Guidewire Software, Inc.(1)	716,100	30,112
Informatica Corp.(1)	920,600	32,203
NetSuite, Inc.(1)	164,200	15,064
PROS Holdings, Inc.(1)	218,500	6,544
RealPage, Inc.(1)	1,062,100	19,479
Tableau Software, Inc., Class A(1)	48,000	2,660
Tyler Technologies, Inc.(1)	168,000	11,516
Ultimate Software Group, Inc.(1)	54,300	6,369

		231,808

Total common stocks (Cost $900,980)		1,182,735

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/28/13, due 7/1/13, maturity value $100,446 (Cost $100,446)(4)	$100,446	$100,446

Total investments - 103.6% (Cost $1,001,426)		1,283,181

Other assets less liabilities - (3.6)%		(44,395)

Total net assets - 100.0%(5)		$1,238,786

(1)	Non-income producing security.
(2)	Affiliated company as defined by the 1940 Act. See Note (I) in Notes to Form N-Q.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Westport Innovations, Inc.	Canada	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$102,461

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - June 30, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.6%

CONSUMER DISCRETIONARY - 14.6%
Diversified Consumer Services - 4.4%
Coinstar, Inc.(1)	835,600	$49,025
Matthews International Corp., Class A	1,214,700	45,794
Regis Corp.	1,281,100	21,036

		115,855

Hotels, Restaurants & Leisure - 1.7%
WMS Industries, Inc.(1)	1,721,100	43,905

Household Durables - 0.6%
Universal Electronics, Inc.(1)	611,500	17,201

Media - 2.5%
DreamWorks Animation SKG, Inc., Class A(1)	1,978,400	50,766
Meredith Corp.	334,800	15,970

		66,736

Specialty Retail - 3.8%
Jos A Bank Clothiers, Inc.(1)	639,200	26,412
Men’s Wearhouse, Inc.	362,500	13,720
Rent-A-Center, Inc.	1,580,000	59,329

		99,461

Textiles, Apparel & Luxury Goods - 1.6%
Skechers U.S.A., Inc., Class A(1)	1,184,300	28,435
Vera Bradley, Inc.(1)	661,300	14,324

		42,759

CONSUMER STAPLES - 0.6%
Food Products - 0.6%
Darling International, Inc.(1)	904,800	16,884

ENERGY - 14.2%
Energy Equipment & Services - 9.3%
C&J Energy Services, Inc.(1)	427,500	8,281
Era Group, Inc.(1)	177,100	4,631
Gulfmark Offshore, Inc., Class A	996,100	44,914
Key Energy Services, Inc.(1)	2,523,500	15,015
Lufkin Industries, Inc.	196,500	17,384
Newpark Resources, Inc.(1)	1,995,000	21,925
Parker Drilling Co.(1)	3,273,400	16,302
SEACOR Holdings, Inc.	177,100	14,708
Superior Energy Services, Inc.(1)	636,400	16,508
Tesco Corp.(1)	477,900	6,332
Tidewater, Inc.	780,300	44,454
Unit Corp.(1)	846,700	36,052

		246,506

Oil, Gas & Consumable Fuels - 4.9%
Cloud Peak Energy, Inc.(1)	2,562,300	42,227
Comstock Resources, Inc.	1,430,600	22,503
Forest Oil Corp.(1)	286,100	1,170
World Fuel Services Corp.	1,566,100	62,613

		128,513

FINANCIALS - 6.4%
Diversified Financial Services - 0.9%
PICO Holdings, Inc.(1)	1,126,200	$23,605

Insurance - 2.4%
Allied World Assurance Co. Holdings AG	211,800	19,382
Platinum Underwriters Holdings Ltd.	749,900	42,909

		62,291

Real Estate Investment Trusts (REITs) - 2.6%
Anworth Mortgage Asset Corp.	3,588,800	20,097
CYS Investments, Inc.	1,405,400	12,944
Hatteras Financial Corp.(2)	1,449,900	35,726

		68,767

Thrifts & Mortgage Finance - 0.5%
Berkshire Hills Bancorp, Inc.	234,800	6,518
Dime Community Bancshares, Inc.	474,200	7,265

		13,783

HEALTHCARE - 3.4%
Health Care Equipment & Supplies - 1.6%
CONMED Corp.	837,700	26,170
Merit Medical Systems, Inc.(1)	1,297,700	14,469

		40,639

Health Care Providers & Services - 0.5%
Owens & Minor, Inc.	415,100	14,043

Life Sciences Tools & Services - 1.3%
ICON plc(1)(3)	948,000	33,588

INDUSTRIALS - 24.1%
Aerospace & Defense - 2.1%
Cubic Corp.	506,600	24,368
Curtiss-Wright Corp.	794,100	29,429

		53,797

Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings, Inc.(1)	686,200	30,028

Airlines - 0.6%
Hawaiian Holdings, Inc.(1)(2)	2,659,100	16,247

Commercial Services & Supplies - 1.8%
Quad/Graphics, Inc.	672,400	16,205
Tetra Tech, Inc.(1)	1,311,600	30,835

		47,040

Construction & Engineering - 5.6%
Comfort Systems USA, Inc.	1,195,400	17,835
EMCOR Group, Inc.	1,964,600	79,861
Granite Construction, Inc.	755,400	22,481
Orion Marine Group, Inc.(1)(2)	1,366,900	16,526
Tutor Perini Corp.(1)	633,600	11,462

		148,165

Electrical Equipment - 0.6%
Encore Wire Corp.	469,585	$16,013

Machinery - 3.9%
Astec Industries, Inc.	636,400	21,822
Global Brass & Copper Holdings, Inc.(1)	716,700	9,489
Kaydon Corp.	1,140,000	31,407
Mueller Industries, Inc.	235,200	11,861
Woodward, Inc.	691,800	27,672

		102,251

Professional Services - 4.7%
CRA International, Inc.(1)(2)	603,200	11,141
FTI Consulting, Inc.(1)	1,734,900	57,061
Towers Watson & Co., Class A	445,800	36,529
TrueBlue, Inc.(1)	899,300	18,930

		123,661

Road & Rail - 3.2%
Celadon Group, Inc.	379,100	6,919
Ryder System, Inc.(2)	1,286,700	78,218

		85,137

Trading Companies & Distributors - 0.5%
Kaman Corp.	378,000	13,064

INFORMATION TECHNOLOGY - 23.6%
Communications Equipment - 2.7%
ADTRAN, Inc.	2,877,700	70,820

Computers & Peripherals - 4.4%
Diebold, Inc.	1,842,800	62,084
Lexmark International, Inc., Class A(2)	855,000	26,138
QLogic Corp.(1)	2,783,600	26,611

		114,833

Electronic Equipment, Instruments & Components - 5.4%
Arrow Electronics, Inc.(1)(2)	965,700	38,483
Benchmark Electronics, Inc.(1)	1,018,300	20,468
FARO Technologies, Inc.(1)	193,000	6,527
Park Electrochemical Corp.	662,800	15,914
Power-One, Inc.(1)	2,437,800	15,407
Tech Data Corp.(1)	976,800	45,997

		142,796

Internet Software & Services - 1.1%
Blucora, Inc.(1)	29,712	551
EarthLink, Inc.	4,695,600	29,160

		29,711

IT Services - 2.5%
CACI International, Inc., Class A(1)	498,100	31,624
Sykes Enterprises, Inc.(1)	2,139,600	33,720

		65,344

Semiconductors & Semiconductor Equipment - 4.7%
Intersil Corp., Class A	2,877,700	$22,504
MKS Instruments, Inc.	475,900	12,630
Nanometrics, Inc.(1)(2)	1,286,700	18,876
Rudolph Technologies, Inc.(1)	1,032,100	11,560
Ultratech, Inc.(1)(2)	1,557,800	57,202

		122,772

Software - 2.8%
MicroStrategy, Inc., Class A(1)	392,900	34,167
Progress Software Corp.(1)	1,769,500	40,716

		74,883

MATERIALS - 4.8%
Chemicals - 3.8%
American Vanguard Corp.	353,800	8,289
HB Fuller Co.	1,721,100	65,075
Minerals Technologies, Inc.	168,800	6,978
Sensient Technologies Corp.	462,100	18,701

		99,043

Metals & Mining - 1.0%
Schnitzer Steel Industries, Inc., Class A	1,145,500	26,782

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Atlantic Tele-Network, Inc.	500,800	24,870

Total common stocks (Cost $1,969,628)		2,441,793

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/28/13, due 7/1/13, maturity value $150,128 (Cost $150,128)(4)	$150,128	$150,128

Total investments - 98.3% (Cost $2,119,756)		2,591,921

Other assets less liabilities - 1.7%		45,757

Total net assets - 100.0%(5)		$2,637,678

(1)	Non-income producing security.
(2)	Affiliated company as defined by the 1940 Act. See Note (I) in Notes to Form N-Q.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ICON plc	Ireland	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$153,131

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN VALUE FUND

Schedule of Investments - June 30, 2013

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 87.1%

CONSUMER DISCRETIONARY - 3.1%
Auto Components - 3.1%
Cie Generale des Etablissements Michelin(1)	358,500	$32,058

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 2.1%
Kroger Co.	647,665	22,370

ENERGY - 20.2%
Energy Equipment & Services - 8.6%
Baker Hughes, Inc.	663,880	30,625
National Oilwell Varco, Inc.	483,500	33,313
Noble Corp.	685,515	25,762

		89,700

Oil, Gas & Consumable Fuels - 11.6%
Apache Corp.	590,930	49,538
Chevron Corp.	175,130	20,725
Cimarex Energy Co.	394,960	25,668
Royal Dutch Shell plc (DR)(1)	404,100	25,781

		121,712

FINANCIALS - 19.4%
Capital Markets - 1.9%
Bank of New York Mellon Corp.	716,445	20,096

Insurance - 15.4%
Alleghany Corp.(2)	69,241	26,541
Allstate Corp.	447,995	21,558
Arch Capital Group Ltd.(2)(3)	523,400	26,908
Berkshire Hathaway, Inc., Class B(2)	369,445	41,348
Chubb Corp.	280,580	23,751
Progressive Corp.	824,110	20,949

		161,055

Real Estate Investment Trusts (REITs) - 2.1%
Annaly Capital Management, Inc.	1,784,250	22,428

HEALTHCARE - 3.4%
Health Care Providers & Services - 3.4%
Cigna Corp.	485,990	35,230

INDUSTRIALS - 4.5%
Construction & Engineering - 2.0%
Jacobs Engineering Group, Inc.(2)	383,375	21,136

Road & Rail - 2.5%
CSX Corp.	1,139,900	26,434

INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 2.8%
Cisco Systems, Inc.	1,176,130	$28,592

Computers & Peripherals - 5.6%
Apple, Inc.	148,522	58,827

Electronic Equipment, Instruments & Components - 1.8%
Avnet, Inc.(2)(3)	563,880	18,946

IT Services - 2.7%
Western Union Co.	1,670,955	28,590

Semiconductors & Semiconductor Equipment - 2.2%
Texas Instruments, Inc.	667,290	23,268

Software - 8.3%
Microsoft Corp.	1,280,578	44,218
Oracle Corp.	1,371,760	42,141

		86,359

MATERIALS - 11.0%
Chemicals - 6.7%
EI du Pont de Nemours & Co.	382,495	20,081
Mosaic Co.	419,530	22,575
Potash Corp. of Saskatchewan, Inc.(1)	713,400	27,202

		69,858

Metals & Mining - 4.3%
Kinross Gold Corp.(1)	4,477,200	22,833
Newmont Mining Corp.	755,620	22,631

		45,464

Total common stocks (Cost $797,257)		912,123

PREFERRED STOCKS - 6.4%

INFORMATION TECHNOLOGY - 6.4%
Semiconductors & Semiconductor Equipment - 6.4%
Samsung Electronics Co., Ltd.(1)(4)	86,789	67,179

Total preferred stocks (Cost $59,898)		67,179

CONVERTIBLE PREFERRED STOCKS - 0.3%

ENERGY - 0.3%
Apache Corp., Series D(4) 6.000% due 08/01/2013	61,335	2,928

Total Convertible Preferred Stocks (Cost $2,750)		2,928

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 6/28/13, due 7/1/13, maturity value $64,311 (Cost $64,311)(5)	$64,311	$64,311

Total investments - 99.9% (Cost $924,216)		1,046,541

Other assets less liabilities - 0.1%		1,234

Total net assets - 100.0%(6)		$1,047,775

(1)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Cie Generale des Etablissements Michelin	France	Euro
Kinross Gold Corp.	Canada	U.S. dollar
Potash Corp. of Saskatchewan, Inc	Canada	U.S. dollar
Royal Dutch Shell plc (DR)	United Kingdom	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won

(2)	Non-income producing security.
(3)	Affiliated company as defined by the 1940 Act. See Note (I) in Notes to Form N-Q.
(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$65,603

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN PARTNERS FUNDS, INC.

Notes to Form N-Q – June 30, 2013 (Unaudited)

(A) Organization:

As of June 30, 2013, Artisan Partners Funds, Inc. (“Artisan Funds”) is a series company comprised of thirteen open-end, diversified mutual funds. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)
Artisan Global Opportunities Fund (“Global Opportunities Fund” or “Global Opportunities”)
Artisan Global Small Cap Fund (“Global Small Cap Fund” or “Global Small Cap”)
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)
Artisan International Fund (“International Fund” or “International”)
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)
Artisan International Value Fund (“International Value Fund” or “International Value”)
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)
Artisan Value Fund (“Value Fund” or “Value”)

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Prior to January 11, 2013, Artisan Global Equity Fund was subadvised by Artisan Partners UK LLP (“Artisan UK”). A wholly-owned subsidiary of Artisan Holdings was the founding member of Artisan UK. Artisan UK was terminated as subadviser of Global Equity Fund as of January 11, 2013.

(B) Security valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each security traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market.

Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund and Global Value Fund generally invested a significant portion of their total assets in securities principally traded in markets outside the U.S. Emerging Markets Fund, International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all of their total assets, in securities principally traded in markets outside the U.S. Each of the other Funds had the ability to invest, and some did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculated their NAVs. That was generally the case for markets in Europe, Asia, the Middle East, Australia and other Far Eastern markets. The regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available, and a Fund may therefore have used fair value pricing, if, among other things, the valuation committee believed that the price determined did not reflect a fair value of the security or that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. Artisan Funds monitored for subsequent events using several tools, including the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may have been material to the NAV of the applicable Fund.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. High levels of national debt tend to make these markets heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

(C) Fair Value Measurements:

Under United States generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of June 30, 2013 (in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Common Stocks(1)
Developed Markets	$31,575	$—	$—	$31,575
Emerging Asia	313,169	659	196	314,024
Europe, Middle East & Africa	73,095	20,409	—	93,504
Latin America	115,335	—	—	115,335
Preferred Stocks(1)
Latin America	11,640	—	—	11,640
Convertible Debentures(1)
Latin America	—	50	—	50
Repurchase Agreement	—	14,316	—	14,316
Total investments	$544,814	$35,434	$196	$580,444
Global Equity
Common Stocks(1)
Americas	$48,053	$—	$—	$48,053
Emerging Markets	27,451	—	—	27,451
Europe	27,499	—	—	27,499
Pacific Basin	18,519	—	—	18,519
Repurchase Agreement	—	2,928	—	2,928
Total investments	$121,522	$2,928	$—	$124,450
Global Opportunities
Common Stocks(1)
Americas	$342,772	$—	$—	$342,772
Emerging Markets	54,615	—	—	54,615
Europe	152,734	—	—	152,734
Pacific Basin	53,222	—	—	53,222
Repurchase Agreement	—	32,805	—	32,805
Total investments	603,343	32,805	—	636,148
Foreign Currency Forward Contracts(2)	—	460	—	460
Total	$603,343	$33,265	$—	$636,608
Global Small Cap
Common Stocks(1)
Americas	$2,407	$—	$—	$2,407
Emerging Markets	563	—	—	563
Europe	1,925	—	—	1,925
Pacific Basin	2,337	—	—	2,337
Equity-Linked Securities(1)
Emerging Markets	—	209	—	209
Repurchase Agreement	—	4,398	—	4,398
Total investments	$7,232	$4,607	$—	$11,839

Global Value
Common Stocks(1)
Americas	$447,405	$—	$—	$447,405
Emerging Markets	13,007	—	—	13,007
Europe	215,420	—	—	215,420
Pacific Basin	19,254	—	—	19,254
Repurchase Agreement	—	95,533	—	95,533
Total investments	695,086	95,533	—	790,619
Foreign Currency Forward Contracts(2)	—	788	—	788
Total	$695,086	$96,321	$—	$791,407
International
Common Stocks(1)
Americas	$875,646	$—	$—	$875,646
Emerging Markets	909,446	—	—	909,446
Europe	7,497,644	—	—	7,497,644
Pacific Basin	2,178,483	—	—	2,178,483
Preferred Stocks(1)
Europe	204,411	—	—	204,411
Repurchase Agreement	—	227,947	—	227,947
Total investments	$11,665,630	$227,947	$—	$11,893,577
International Small Cap
Common Stocks(1)
Americas	$21,803	$—	$—	$21,803
Emerging Markets	273,971	—	—	273,971
Europe	457,461	—	—	457,461
Pacific Basin	106,285	—	—	106,285
Repurchase Agreement	—	43,732	—	43,732
Total investments	$859,520	$43,732	$—	$903,252
International Value
Common Stocks(1)
Americas	$1,784,084	$—	$—	$1,784,084
Emerging Markets	322,499	—	—	322,499
Europe	4,980,679	107,029	—	5,087,708
Pacific Basin	746,793	—	—	746,793
Repurchase Agreement	—	1,013,443	—	1,013,443
Total investments	7,834,055	1,120,472	—	8,954,527
Foreign Currency Forward Contracts(2)	—	34,593	—	34,593
Total	$7,834,055	$1,155,065	$—	$8,989,120

Mid Cap
Common(1)	$7,491,438	$—	$—	$7,491,438
Repurchase Agreement	—	247,704	—	247,704
Total investments	$7,491,438	$247,704	$—	$7,739,142
Mid Cap Value
Common Stocks(1)	$9,199,263	$—	$—	$9,199,263
Repurchase Agreement	—	633,581	—	633,581
Total investments	$9,199,263	$633,581	$—	$9,832,844
Small Cap
Common Stocks(1)	$1,182,735	$—	$—	$1,182,735
Repurchase Agreement	—	100,446	—	100,446
Total investments	$1,182,735	$100,446	$—	$1,283,181
Small Cap Value
Common Stocks(1)	$2,441,793	$—	$—	$2,441,793
Repurchase Agreement	—	150,128	—	150,128
Total investments	$2,441,793	$150,128	$—	$2,591,921
Value
Common Stocks(1)	$912,123	$—	$—	$912,123
Preferred Stocks(1)	67,179	—	—	67,179
Convertible Preferred Stocks(1)	2,928	—	—	2,928
Repurchase Agreement	—	64,311	—	64,311
Total investments	$982,230	$64,311	$—	$1,046,541

(1)	See the Fund’s Schedule of Investments for sector or country classifications.
(2)	Foreign currency forward contracts are valued at unrealized appreciation (depreciation).

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At June 30, 2013 the fair value of certain securities was determined based on other observable inputs, such as quoted prices for securities of the same issuer that trade on a different exchange, which resulted in their Level 2 classification. There were no transfers from Level 2 to Level 1 as of June 30, 2013. The following table summarizes security transfers from Level 1 to Level 2 for each applicable Fund as of June 30, 2013 (in thousands):

Transfers from Level 1 to Level 2
Emerging Markets	$15,927
International Value	107,029

As of June 30, 2012, two equity securities held in Emerging Markets Fund were classified as Level 3 due to halts in trading. As of June 30, 2013, those securities were still held by the Fund and continue to be classified as Level 3 due to the trading halts. Due to the lack of observable market data for these securities, fair market values were determined in good faith by the valuation committee using various inputs, including unobservable inputs of discounts for illiquidity and uncertainty of 90%. Increasing or decreasing the discounts for illiquidity would decrease or increase the calculated fair market values for these securities, respectively. As of September 30, 2012, one equity security held in International Fund was classified as Level 3 due to a significant event that occurred after local market close. This security then transferred from Level 3 to Level 1 at June 30, 2013, because observable market data became available. As of June 30, 2013, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows (in thousands):

	Emerging Markets Fund(1)	International Fund(2)
Balance as of September 30, 2012	$773	$119,725
Transfers into Level 3	—	—
Net change in unrealized appreciation (depreciation) for investments held as of June 30, 2013	(577)	12,002
Purchases	—	34,281
Sales	—	(673)
Realized Gain/Loss	—	100
Transfers out of Level 3	—	(165,435)

Balance as of June 30, 2013	$196	$—

(1)	Both Level 3 securities in Emerging Markets Fund were equity securities with a regional classification of Emerging Asia.
(2)	The Level 3 security in International Fund was an equity security with a regional classification of Pacific Basin and transferred into Level 1 at June 30, 2013.

(D) Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(E) Depositary receipts:

Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(F) Foreign currency translation:

Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions.

The Funds may enter into (a) foreign currency spot contracts and (b) foreign currency forward contracts. Foreign currency spot contracts are used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are used to hedge against foreign currency exchange rate risks on non-U.S. dollar denominated investment securities. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value.

As of June 30, 2013, Global Opportunities, Global Value and International Value had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

(G) Equity-linked participation certificates:

Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Small Cap Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund and Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity-linked participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Adviser on a periodic basis.

(H) Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of June 30, 2013 were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Emerging Markets	$684,680	$61,687	$(165,923)	$(104,236)
Global Equity	120,914	6,690	(3,154)	3,536
Global Opportunities	567,285	79,313	(10,450)	68,863
Global Small Cap	11,756	120	(37)	83
Global Value	718,223	77,589	(5,193)	72,396
International	9,794,225	2,244,847	(145,495)	2,099,352
International Small Cap	696,976	226,161	(19,885)	206,276

International Value	7,473,168	1,577,309	(95,950)	1,481,359
Mid Cap	5,294,847	2,484,787	(40,492)	2,444,295
Mid Cap Value	7,719,057	2,262,152	(148,365)	2,113,787
Small Cap	1,012,610	284,417	(13,846)	270,571
Small Cap Value	2,149,790	552,691	(110,560)	442,131
Value	936,328	135,598	(25,385)	110,213

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(I) Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the period ended June 30, 2013 (dollar values in thousands). The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940, as amended) during the period ended June 30, 2013.

		As of 9/30/12					As of 6/30/13
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income@	Share Balance	Value
Global Value
	Arch Capital Group Ltd.	186,146	$16,677	$1,584	$15	$—	493,797	$25,386
	Stanley Electric Co., Ltd.†	41,700	102	734	(34)	—	—	—

	Total#		$16,779	$2,318	$(19)	$—		$25,386
International Value
	Aderans Co., Ltd.§	2,612,467	$4,284	$23,533	$8,063	$293	1,036,900	$14,407
	Alent plc†	—	28,258	—	—	1,421	16,985,120	84,734
	Arch Capital Group Ltd.	6,040,912	55,734	16,993	369	—	6,882,915	353,851
	ICON plc*§	4,501,487	8,011	99,425	46,455	—	—	—
	Panalpina Welttransport Holding AG	1,471,407	34,118	—	—	2,330	1,814,547	195,757
	QinetiQ Group plc	61,299,386	18,390	25,846	(313)	1,162	58,526,097	160,583
	Savills plc	10,727,785	3,213	16,064	8,105	1,930	8,528,236	74,065
	Stanley Electric Co., Ltd.†	8,160,600	23,278	8,239	171	1,225	9,124,500	177,743
	Vesuvius plc†	—	38,559	—	—	2,526	18,391,847	102,829

	Total#		$213,845	$190,100	$62,850	$10,887		$1,149,562
Mid Cap
	athenahealth, Inc.	1,827,315	$38,613	$33,940	$16,327	$—	1,673,615	$141,789
	Cepheid, Inc.	3,459,600	10,436	2,872	(568)	—	3,687,400	126,920
	FLIR Systems, Inc.	1,702,200	44,112	1,239	(214)	680	3,441,600	92,820
	IPG Photonics Corp.†	2,207,100	3,412	3,529	(754)	1,419	2,208,000	134,092

	Total#		$96,573	$41,580	$14,791	$2,099		$495,621
Mid Cap Value
	Arch Capital Group Ltd.	3,865,186	$4,254	$3,570	$514	$—	3,855,386	$198,205
	Arrow Electronics, Inc.	5,329,061	5,272	5,421	(565)	—	5,333,461	212,538
	Avnet, Inc.	6,754,379	12,710	6,108	(971)	—	7,007,679	235,458
	FLIR Systems, Inc.	7,992,622	5,139	4,912	(641)	1,972	8,000,222	215,766
	Hatteras Financial Corp.†	2,592,155	100,474	1,794	(142)	10,435	6,403,055	157,771
	Ingram Micro, Inc., Class A	10,362,660	4,146	5,099	(880)	—	10,332,160	196,208
	Lexmark International, Inc., Class A	4,391,595	2,619	4,201	(1,598)	3,900	4,376,795	133,799

McDermott International, Inc.†	10,876,288	17,955	3,479	(583)	—	12,349,700	101,020
Patterson-UTI Energy, Inc.	7,961,374	3,651	3,702	(154)	1,179	7,940,474	153,688
Ryder System, Inc.	1,720,723	2,546	2,241	(142)	1,581	1,721,923	104,676

Total#		$158,766	$40,527	$(5,162)	$19,067		$1,709,129
Small Cap
athenahealth, Inc.	239,900	$11,370	$7,005	$(865)	$—	297,000	$25,162
Cepheid, Inc.	647,200	13,365	1,621	(299)	—	990,100	34,079
IPG Photonics Corp.†	264,600	8,987	1,000	(17)	203	394,000	23,928
Ultratech, Inc.†	—	8,816	—	—	—	248,800	9,136

Total#		$42,538	$9,626	$(1,181)	$203		$92,305
Small Cap Value
Arrow Electronics, Inc.	1,130,647	$—	$3,729	$2,482	$—	965,700	$38,483
Comfort Systems USA, Inc.§	2,214,426	—	11,769	562	233	1,195,400	17,835
CRA International, Inc.	709,779	—	2,611	(624)	—	603,200	11,141
Hatteras Financial Corp.†	833,500	18,403	2,912	(262)	2,404	1,449,900	35,726
Hawaiian Holdings, Inc.	2,896,800	869	2,405	(121)	—	2,659,100	16,247
ICON plc*§	1,343,941	—	8,539	3,056	—	948,000	33,588
Lexmark International, Inc., Class A	1,295,687	—	14,923	(2,516)	1,055	855,000	26,138
Matthews International Corp., Class A§	1,419,500	—	7,083	(417)	392	1,214,700	45,794
Nanometrics, Inc.†	722,900	8,317	671	(26)	—	1,286,700	18,876
Neutral Tandem, Inc.§	1,988,900	—	28,357	(21,919)	5,818	—	—
Orion Marine Group, Inc.	1,601,100	—	3,018	(1,077)	—	1,366,900	16,526
PICO Holdings, Inc.§	1,138,890	3,044	5,538	(1,675)	—	1,126,200	23,605
Ryder System, Inc.	1,601,064	—	13,902	2,674	1,311	1,286,700	78,218
Sykes Enterprises, Inc.§	2,723,494	—	13,391	(4,523)	—	2,139,600	33,720
Ultratech, Inc.	1,757,837	1,723	6,170	2,464	—	1,557,800	57,202
Websense, Inc.§	1,914,637	1,368	34,777	12,145	—	—	—

Total#		$33,724	$159,795	$(9,777)	$11,213		$298,557
Value
Arch Capital Group Ltd.	561,300	$2,954	$4,193	$1,100	$—	523,400	$26,908
Avnet, Inc.	709,300	14,991	18,660	1,675	—	563,880	18,946
Ingram Micro, Inc.§	1,252,000	884	22,445	(1,739)	—	—	—

Total#		$18,829	$45,298	$1,036	$—		$45,854

@	Net of foreign taxes withheld, if any.
#	Total value as of June 30, 2013 is presented for only those issuers that were affiliates as of June 30, 2013.
§	Issuer was no longer an affiliate as of June 30, 2013.
†	Issuer was not an affiliate as of September 30, 2012.
*	As of September 30, 2012, shares were held through a depositary receipt.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	August 27, 2013

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	August 27, 2013